CONSOLIDATED AND COMBINED STATEMENT OF CHANGES IN SHAREHOLDERS' AND OWNERS' EQUITY DEFICIT[Parenthetical] (USD $)	12 Months Ended
Dec. 31, 2010
Ordinary shares issued (In dollars per share)	$ 9.50
Warrants, Exercise price (In dollars per share)	5